Shareholders' equity	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Shareholders' equity

Note 12. Shareholders’ equity

12.1.	Share capital

The share capital is set at €956,624 on December 31, 2024, divided into 95,662,391 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.

Changes in share capital during the years ended December 31, 2024, 2023 and 2022 are as follows:

			Premiums
			related to	Number of
Date	Nature of the transactions	Share capital	share capital	shares	Nominal value
(in euros)	Balance as of 31 December 2021	408,735	165,071,565	40,873,551	0.01
June 15, 2022	Capital increase by issue of ordinary shares - (ATM)	12,606	9,353,504	1,260,618	0.01
June 15, 2022	Transaction costs related to ATM	—	(539,404)	—	—
	Balance as of 31 December 2022	421,341	173,885,665	42,134,169	0.01
August 30, 2023	August 2023 Share Issuance	96,186	30,491,082	9,618,638	0.01
August 30, 2023	Transaction costs related to the capital increase	—	(2,510,855)	—	—
December 8, 2023	Vesting of bonus shares	3,630	(3,630)	363,000	0.01
	Balance as of 31 December 2023	521,158	201,862,263	52,115,807	0.01
March 25, 2024	AGA 2021 2021-BIS	3,614	(3,614)	361,381	0.01
October 17, 2024	Structured Financing (T1 New Shares and T1 BSAs)	346,005	38,422,366	34,600,507	0.01
December 16, 2024	AGA 2023-2	7,126	(7,126)	712,632	0.01
December 19, 2024	Structured Financing (T1 bis Shares and T1 bis BSAs) financing	78,721	8,885,708	7,872,064	0.01
	Balance as of December 31, 2024	956,624	249,159,597	95,662,391	0.01

During the year ended December 2024, the main impact on share capital relates to the two first phases of the Structured Financing (See Note 1.2. – Significant events of 2024):

-	First phase, with the issuance of 34,600,507 T1 New Shares at €1.35 per share and of 35,399,481 T1 BSAs, each giving the right, if exercised to one new ordinary share at a subscription price of €0.01 per new ordinary share at a pre-funded exercise price of €1.34 per T1 BSA. The first phase resulted in aggregate gross proceeds of €94.1 million.
-	Second phase, following issuance of the T1 New Shares and T1 BSAs, with the issuance of 7,872,064 T1 bis Shares at €1.35 per share and of 8,053,847 T1 bis BSAs, each giving the right, if exercised, to one new ordinary share at a subscription price of €0.01 per new ordinary share at a pre-funded exercise price of €1.34 per T1 bis BSA. The second phase resulted in aggregate gross proceeds of €21.4 million.

During the year ended December 2023, the main impact on share capital relates to the August 2023 Share Issuance consisting of the issuance of 9,618,638 newly issued ordinary shares with a nominal value of €0.01 per share, at a subscription price of €3.18 per share and aggregate gross proceeds of €30.6 million on August 31, 2023. The transaction costs amounted to €2.5 million. Settlement of the August 2023 Share Issuance occurred on September 5, 2023. This capital increase, for an aggregate net proceeds of €28.0 million, is detailed in Note 1.3. - Significant events of 2023 and 2022.

In December 2023, the bonus share award plan AGA 2022 was vested, increasing the share capital by €3,630.

During the years ended December 31, 2022, the main impacts on the share capital related to the following events:

-	Capital increase of €9.4 million (gross amount) on June 15, 2022 due to the issuance of 1,260,618 new shares as part of the Company’s ATM program set up on August 2, 2021.

For more details on the operations of the fiscal year 2022, please refer to Note 1.3. – Significant events of 2023 and 2022.

Movements related to BSA share warrants plans and AGA bonus shares award plans are described in Note 12.3. - Share warrants plan and Note 12.4. - Bonus share award plans.

12.2.	Liquidity agreement

On January 19, 2018, the Company entered into a liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF. This agreement with Kepler Cheuvreux, as amended in 2019, automatically renews for 12-month periods unless terminated by either party. Under the terms of the agreement, the investment services provider (‘ISP’) is authorized to buy and sell the Company’s treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

The liquidity agreement with Kepler Cheuvreux was extended for a new period of 12 months from January 1, 2024, and has been renewed again for a new period of 12 months from January 1, 2025.

On December 31, 2024, 2023 and 2022, treasury shares acquired by the Company through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the years 2024, 2023 and 2022, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

12.3.	Share warrants plan

Share-based payments correspond to:

-	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.534;
-	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
-	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.18;
-	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC, and Jérémy Goldberg, a member of PG Healthcare LLC, both service providers of the Company, with a subscription price set at €0.29;
-	BSPCE founder share warrants granted in 2021, to Frédéric Cren and Pierre Broqua, Chief Executive officer and Deputy Chief Executive Officer, respectively of the Company;
-	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €2.45;
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.20 and an exercise price of €2.51; and
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.31 and an exercise price of €3.91.

Characteristics of BSPCE share warrant plans

As of December 31, 2024, one BSPCE share warrant plans is outstanding: BSPCE 2021.

The main characteristics of the BSPCE plan are described in the following table:

	BSPCE 2021
Decision of issuance by the Board of Directors	04/16/2021
Grant date	04/16/2021
Beneficiary	Chief Executive Officer and Deputy Chief Officer (Frédéric Cren and Pierre Broqua)
Number of BSPCE granted	600,000
Expiration date	03/31/2034
Number of shares per BSPCE	1
Subscription price (€)	0
Exercise price (€)	11.74
Performance condition	Partially	(1)
Valuation method used	Monte Carlo
Fair value at grant date (€)	[5.4 – 5.7]	(1)
Expected volatility	64%
Average life (years)	5
Risk-free rate	0.60%
Expected dividends	—
(1)	The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

Characteristics of BSA share warrant plans

As of December 31, 2024, eight BSA share warrant plans were outstanding: BSA 2017, BSA 2018, BSA 2019, BSA 2019 bis, BSA 2019 ter, BSA 2021, BSA 2023 and BSA 2023–2.

On May 25, 2023, the Company granted David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, 10,000 BSAs under the new BSA 2023-1 share warrants. The BSAs under this plan have a subscription price set at €0.20 and an exercise price of €2.51.

On December 15, 2023, the Company granted David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, 20,000 BSAs under the new BSA 2023-2 share warrants. The BSAs under this plan have a subscription price set at €0.31 and an exercise price of €3.91.

The main characteristics of BSA plans are described in the following table:

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 Bis	BSA 2019 ter	BSA 2021	BSA 2023	BSA 2023-2
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3	2.9 years	2.3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034	03/31/2036	03/31/2036
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000	10,000	20,000
Number of shares per BSA	1	1	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45	0.20	0.31
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74	2.51	3.91
Performance condition	No	No	No	No	No	Yes	No	No
Valuation method	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Monte Carlo	Black and Scholes	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)	1.89	2.67
Expected volatility	40%	40%	40%	40%	40%	64%	65%	62%
Average life (years)	6	6	5.5	6	6	5	6.5	6.2
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%	2.96%	2.65%
Expected dividends	—	—	—	—	—	—	—	—
(1)	The fair value at grant date is different depending on whether the BSAs are subject to market performance conditions.

Movements in BSPCE share warrants and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

At December 31, 2024, a total of 430,000 BSPCEs (or 430,000 shares) and 346,333 BSAs were outstanding, corresponding to a total of 776,333 shares, the maximum number of shares to be issued when all related conditions are met.

Share based payment expense totalized €236 thousand for the year ended December 31, 2024 (compared to €827 thousand for the year ended December 31, 2023) and were recognized in personnel costs (see Note 20.1. – Personnel costs and headcount).

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE - Plan 2013	12/13/2013	0.59	8,800	—	—	(8,800)	—	—
BSPCE - Plan 2021	04/16/2021	11.74	480,000	—	—	(50,000)	430,000	430,000
TOTAL BSPCE share warrants			488,800	—	—	(58,800)	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	16,000	—	—	(1,667)	14,333	—
BSA 2023	05/25/2023	2.51	—	10,000	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	—	20,000	—	—	20,000	—
TOTAL BSA share warrants			318,000	30,000	—	(1,667)	346,333	302,000
Total share warrants			806,800	30,000	—	(60,467)	776,333	732,000

Over the year ended December 31, 2023, 20,000 BSPCEs 2021 and 1,667 BSAs 2021 were forfeited following the (partial) non-satisfaction of a non-market condition, 30,000 BSPCEs 2021 were forfeited following the (partial) non-satisfaction of a market condition and 8,800 BSPCEs 2013 following the expiration of the plan.

On December 31, 2023, a total of 430,000 BSPCEs (or 430,000 shares) and 346,333 BSAs were outstanding, corresponding to a total of 776,333 shares, the maximum number of shares to be issued when all related conditions are met.

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2022	Issued	Exercised	Forfeited	2022	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	600,000	—	—	(120,000)	480,000	—
Total BSPCE			608,800	—	—	(120,000)	488,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	24,000
BSA – Plan 2021-1	April 16, 2021	11.74	20,000	—	—	(4,000)	16,000	—
Total BSA			322,000	—	—	(4,000)	318,000	290,000
Total			930,800	—	—	(124,000)	806,800	298,800

The change in BSPCE and BSA share warrants over 2022 can be broken down as follows:

●	Cancellation of 120,000 BSPCE following the recruitments conditions that haven’t been reached; and
●	Cancellation of 4,000 BSA following an employee departure,

On December 31, 2022, a total of 488,800 BSPCEs (or 488,800 shares) and 318,000 BSAs were outstanding, which corresponds to a total of 806,800 shares, the maximum number of shares to be issued when all related conditions are met,

12.4.	Bonus share award plans

As of December 31, 2024, one bonus share award plans was outstanding: AGA 2023-1.

The Board of Directors decided on December 13, 2024, to grant:

●	800,000 bonus shares awards to Frédéric Cren, as Chief Executive Director, under the new AGA 2024-1 plan,
●	800,000 bonus shares awards to Pierre Broqua, as Deputy Chief Executive Officer of the Company, under the new AGA 2024-2 plan,
●	1,577,000 bonus shares awards to employees under the new AGA 2024-3 plan,
●	113,000 bonus shares awards to employees under the new AGA 2024-4 plan,

The final terms and conditions of the plans have been shared to the beneficiaries in the course to January 2025, accordingly the related share-payment expenses are deferred to the year starting January 1, 2025. Therefore, they will be reflected in the financial statements for the year ended December 31, 2025.

On 25 May 2023, the Board of Directors decided to grant 300,000 performance units (‘PAGUP 2023’) to Frédéric Cren, Chairman of the Board of Directors and Chief Executive Officer of the Company until December 13, 2024 and Chief Executive Officer of the Company since then. The PAGUP is contingently cash settled. The most probable settlement is equity settled. Following the amendment to Article L, 225-197-1 II of the French Commercial Code, Frédéric Cren became eligible for AGAs instead of performance units. Therefore, at the Board of Directors’ meeting of March 25, 2024, it was decided to grant him 300,000 performance shares (AGA 2023-1) in place of his 300,000 performance units (PAGUP 2023).

On May 25, 2023, the Board of Directors decided, to grant 300,000 bonus shares awards to Pierre Broqua, as Deputy Chief Executive Officer of the Company, under the new AGA 2023-1 plan.

On December 15, 2023, the Board of Directors decided, to grant 760,000 bonus shares awards to employees under the new AGA 2023-2 plan,

The main characteristics are described in the table below:

	AGA 2021		AGA 2021-bis		AGA 2023		AGA 2023-2
Decision of issuance by the Board of Directors	04/16/2021		12/08/2021		05/25/2023		12/15/2023
Grant date	04/16/2021		12/08/2021		05/25/2023		12/15/2023
Beneficiary	Employees		Employees		Deputy Chief Executive Officer (Pierre Broqua)		Employees
Vesting period (year)	3		3		4		1
Holding period (year)	—		—		4		1
Service condition	Yes		Yes		Yes		Yes
Performance condition	Partially	(1)	Partially	(1)	No		No
Number of AGA granted	466,000		123,000		300,000		760,000
Number of shares per AGA	1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	[9.8 – 11.3]	(1)	[11.4 – 12.2]	(1)	2.60		3.9
Expected volatility	64%		64%		N/A		N/A
Average life (years)	3		2.3		N/A		N/A
Risk-free rate	0.60%		0.60%		N/A		N/A
Expected dividends	—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A

	AGA 2024-1		AGA 2024-2		AGA 2024-3		AGA 2024-4
	(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	12/13/2024		12/13/2024		12/13/2024		12/13/2024
Grant date	01/06/2025		01/06/2025		01/06/2025		01/17/2025
Beneficiary	Chief Executive Officer (Frédéric Cren)		Deputy Chief Executive Officer (Pierre Broqua)		Employees		Employees
Vesting period (year)	3		3		3		3
Holding period (year)	1		1		1		1
Service condition	Yes		Yes		Yes		Yes
Performance condition	Yes		Yes		No		No
Number of AGA granted	800,000		800,000		1,577,000		113,000
Number of shares per AGA	1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	2,3		2,3		2,3		2,3
Expected volatility	N/A		N/A		N/A		N/A
Average life (years)	N/A		N/A		N/A		N/A
Risk-free rate	N/A		N/A		N/A		N/A
Expected dividends	—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A
(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. AGAs 2023-1, AGAs 2023-2, AGA 2024-1, AGA 2024-2, AGA 2024-3 and AGA 2024-4 are not subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the “Monte Carlo” analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Movements in AGA bonus shares (in number of shares issuable upon exercise)

		Stock price	Outstanding				Outstanding
		at grant date	at Jan 1,			Forfeited /	at December 31,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	(75,000)	525,000
AGA 2023-2	12/15/2023	3.90	748,000	—	(712,632)	(35,368)	—
TOTAL free shares			1,410,814	300,000	(1,074,013)	(111,801)	525,000

During 2024, the change in AGA bonus shares over the period can be broken down as follows:

-	Bonus share award plan AGA 2023-1 granted 300,000 additional shares have been granted to Frédéric Cren in place of his 300,000 PAGUP 2023(see Note 12.5. - Performance units plans);
-	Decrease of 75,000 AGA 2023-1 which were forfeited following the (partial) non-satisfaction of a non-market condition;
-	Cancellation of 1,433 AGA 2021-1 and 35,368 AGA 2023 following an employee departure;
-	The definitive vesting of 296,166 AGA 2021-1, 65,215 AGA 2021 – bis, and 712,632 AGA 2023-2.

At December 31, 2024,a total of 525,000 AGA bonus shares were outstanding.

Share-based compensation expense with respect to bonus shares award plans totaled €3,293 thousand for the year ended December 31, 2024, compared to €3,020 thousand for the year ended December 31, 2023, and €1,452 thousand for the year ended December 31, 2022, They are recognized in personnel costs (see Note 20.1. – Personnel costs and headcount).

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2023	Granted	Vested	Lapsed	2023
AGA - Plan 2021 - 1	04/16/2021	11.30	340,800	—	—	(43,201)	297,599
AGA - Plan 2021 - bis	12/08/2021	12.20	76,800	—	—	(11,585)	65,215
AGA 2022	12/08/2022	4.18	373,000	—	(363,000)	(10,000)	—
AGA 2023-1	05/25/2023	2.60	—	300,000	—	—	300,000
AGA 2023-2	12/15/2023	3.90	—	760,000	—	(12,000)	748,000
TOTAL free shares			790,600	1,060,000	(363,000)	(76,786)	1,410,814

During 2023, the change in AGA bonus shares over the period can be broken down as follows:

-	New bonus share award plan AGA 2023-1 granted 300,000 shares.
-	New bonus share award plan AGA 2023-2 granted 760,000 shares.

The decrease in AGA bonus shares over 2023 is due to:

-	13,719 AGA 2021-1 and 3,035 AGA 2021-bis plans which were forfeited following the (partial) non-satisfaction of a non-market condition.
-	20,550 AGA 2021-1 and 4,550 AGA 2021-bis which were forfeited following the (partial) non-satisfaction of a market condition.
-	Cancellation of 8,932 AGA 2021-1, 4,000 AGA 2021-bis, 10,000 AGA 2022 and 12,000 AGA 2023-2 following an employee departure.
-	The definitive vesting of 363,000 AGA 2022.

At December 31, 2023, a total of 1,410,814 AGA bonus shares were outstanding,

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at January 1,			Forfeited /	December 31,
Type	Grant date	(in euros)	2022	Issued	Vested	Lapsed	2022
AGA — 2021-1 plan	04/16/21	11.30	448,000	—	—	(107,200)	340,800
AGA —2021-bis plan	12/08/21	12.20	123,000	—	—	(46,200)	76,800
AGA —2022 plan	12/08/22	4.18	—	373,000	—	—	373,000
Total AGA			571,000	373,000	—	(153,400)	790,600

During 2022, the change in AGA bonus shares over the period can be broken down as follows:

-	New bonus share award plan AGA 2022 granted 373,000 shares;
-	The cancellation of 107,200 shares of AGA 2021-1 plan that have forfeited following the departure of employees (22,000 shares) and the recruitments conditions that haven’t been reached (85,200 shares), The accounting impacts of not meeting these conditions are described in Note 20.1. – Personnel costs and headcount; and
-	The cancellation of 46,200 shares of AGA 2021-bis plan that have forfeited following the departure of employees (27,000 shares) and the recruitments conditions that have not been satisfied (19,200 shares),

At December 31, 2022, 790,600 AGAs were outstanding.

12.5.Performance units plans

The Board of Directors decided on 25 May 2023 to grant 300,000 performance units (‘PAGUP 2023’) to Frédéric Cren, Chairman until December 13, 2024 and Chief Executive Officer of the Company, at the time of allocation. The PAGUP could have been settled in cash (subject to certain conditions) but was more likely to be settled in equity. Following the amendment of Article L. 225-197-1 II of the French Commercial Code, Frédéric Cren became eligible for AGAs instead of performance units. At its meeting of March 25, 2024, the Board of Directors decided to cancel the 300,000 performance units (PAGUP 2023) and replace them with a grant of 300,000 performance shares (AGA 2023-1). Therefore, as of December 31, 2024, all performance units PAGUP 2023 are forfeited.

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Convert	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	AGA	2023	shares
PAGUP 2023	05/25/2023	2.60	—	300,000	—	—	300,000	—
TOTAL PAGUP			—	300,000	—	—	300,000	—

		Reference					Outstanding	Number of
		price	Outstanding			Convert	at December	exercisable
Type	Grant Date	(in euros)	at Jan 1, 2024	Issued	Exercised	AGA	31, 2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL AGA			300,000	—	—	(300,000)	—	—

The main characteristics of the PAGUP 2023 were:

●	Decision of issuance by the Board of Directors and grant date: May 25, 2023
●	Beneficiary: Frédéric Cren, as Chief Executive Officer, Director of the Company and co-founder,
●	Vesting and holding period (year): 4
●	Service condition: Yes
●	Market Performance condition: No
●	Number of performance unit granted: 300,000
●	Number of shares per performance unit: 1
●	Valuation method used: PAGUPs 2023 are valued on the basis of the share price less future dividends, discounted at the risk-free rate,
●	Fair value per PAGUP 2023 at grant date: €2.60

The purpose of this plan was to provide Frédéric Cren, Chief Executive Officer and Director of the Company, with a long-term incentive scheme under economically comparable conditions to those granted to Pierre Broqua, Deputy Chief Executive Officer of the Company, under the AGA 2023-1 plan. As of May 25, 2023, Frédéric Cren was not eligible for a free allotment of Company shares under Article L. 225-197-1 II of the French Commercial Code, as he was holding more than 10% of the Company’s share capital, However, if during the one-year period starting May 25, 2023, Frédéric Cren were to become eligible for a free allotment of shares on this basis, the Board of Directors undertakes to allot to the beneficiary, in substitution for the performance units, an equivalent number of bonus shares. The bonus shares that will replace the performance units will be governed by AGA Regulation 2023-1. Following the amendment to Article L, 225-197 II of the French Commercial Code, Frédéric Cren became eligible for AGAs, as only shares held directly by an employee or corporate officer for less than seven years are now included in the 10% threshold.

Share-based compensation expense with respect to PAGUP 2023 totaled €50 thousand for December 31, 2024 compared to €122 thousand for December 31, 2023. They are recognized in personnel costs (see Note 20.1. – Personnel costs and headcount).

12.6.Stock options plans

On December 20, 2024, the Board of Directors decided to grant 12,898,116 stock options to Mark Pruzanski, Chairman of the Board of Directors of the Company since December 13, 2024, through the new plan “SO 2024-1”.On December 20, 2024, the Board of Directors decided to grant 301,000 stock options to non-French employees through the new plan “SO 2024-2”.

The final terms and conditions of the plans have been shared to the beneficiaries in the course to January 2025, accordingly the related share-payment expenses are deferred to the year starting January 1, 2025.

	SO 2024-1	SO 2024-2
Decision of issuance by the Board of Directors	12/20/2024	12/20/2024
Grant date	01/23/2025	01/23/2025
Beneficiary	Chairman since 12/13/2024 (Mark Pruzanski)	non-French Employees
Vesting period (year)	3	3
Holding period (year)	1	1
Service condition	Yes	Yes
Performance condition	Yes	No
Number of SO granted	12,898,116	301,000
Number of shares per SO	1	1